Organization and Business (Details Narrative) - USD ($)		12 Months Ended
	Oct. 13, 2022	Dec. 31, 2025
Integrated Distribution Centers [Member]
Sale of distribution		$ 90,000
Proceeds from Issuance Initial Public Offering		$ 16,875,000
Thamuz LLC [Member]
Percentage Of Market Value		7.00%
Percentage	100.00%	100.00%
BR Brands SA [Member]
Percentage	100.00%	100.00%